UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2018

Date of reporting period: October 31, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

OCT    10.31.17

SEMI-ANNUAL REPORT

AB GOVERNMENT RESERVES PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class 1
Actual	$1,000	$1,003.60	$1.41	0.28%
Hypothetical**	$1,000	$1,023.79	$1.43	0.28%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO OF INVESTMENTS

October 31, 2017 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS - 100.0%
U.S. Government & Government Sponsored Agency Obligations - 79.1%
Federal Farm Credit Bank
11/13/17	0.780%	$1,200	$1,199,873
1/19/18	1.000%	2,985	2,983,925
(LIBOR 1 Month - 0.15%), 10/11/18(a)	1.087%	12,000	11,999,646
(LIBOR 1 Month + 0.01%), 11/27/17(a)	1.249%	6,870	6,871,004
(FedFundEffective + 0.10%), 3/26/18(a)	1.260%	5,000	5,003,742
(LIBOR 1 Month + 0.03%), 11/13/17(a)	1.268%	5,000	5,000,351
(LIBOR 1 Month + 0.04%), 12/08/17(a)	1.272%	2,550	2,550,535
(LIBOR 1 Month + 0.04%), 3/22/18(a)	1.273%	10,000	10,008,881
(LIBOR 1 Month + 0.04%), 1/02/18(a)	1.275%	1,000	1,000,345
(LIBOR 1 Month + 0.05%), 4/16/18(a)	1.288%	5,000	5,005,222
(LIBOR 1 Month + 0.06%), 11/07/17(a)	1.302%	7,000	7,000,273
(LIBOR 1 Month + 0.12%), 5/04/18(a)	1.353%	10,000	10,014,034
(LIBOR 1 Month + 0.18%), 4/04/18(a)	1.413%	2,000	2,002,693
(2.75% - Daily FCPR), 7/18/18(a)	1.500%	15,000	15,044,092
Federal Farm Credit Discount Notes
12/15/17	1.060%	1,000	998,717
12/27/17	1.060%	2,600	2,595,470
Federal Home Loan Bank
11/16/17	0.750%	2,000	1,999,691
1/19/18	0.750%	4,900	4,895,997
(LIBOR 3 Month - 0.40%), 11/21/17(a)	0.916%	15,000	14,998,878
(LIBOR 3 Month - 0.34%), 12/22/17(a)	0.988%	15,000	15,000,000
(LIBOR 1 Month - 0.19%), 2/16/18(a)	1.047%	10,000	10,000,000
(LIBOR 1 Month - 0.17%), 1/26/18(a)	1.072%	10,000	10,000,000
(LIBOR 1 Month - 0.16%), 1/26/18(a)	1.075%	12,500	12,500,000

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PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

(LIBOR 1 Month - 0.16%), 12/18/17(a)	1.078%	$10,000	$10,000,000
(LIBOR 1 Month - 0.16%), 1/19/18(a)	1.079%	10,000	10,000,000
(LIBOR 1 Month - 0.16%), 1/25/18(a)	1.083%	1,800	1,799,990
(LIBOR 1 Month - 0.15%), 2/02/18(a)	1.083%	10,000	10,000,000
(LIBOR 1 Month - 0.16%), 2/15/18(a)	1.084%	10,000	10,000,000
(LIBOR 1 Month - 0.15%), 12/13/17(a)	1.089%	10,000	10,000,000
(LIBOR 1 Month - 0.14%), 4/25/18(a)	1.093%	5,000	5,000,000
(LIBOR 1 Month - 0.14%), 5/24/18(a)	1.093%	12,500	12,500,000
(LIBOR 1 Month - 0.14%), 4/20/18(a)	1.094%	10,000	9,999,583
(LIBOR 3 Month - 0.19%), 11/22/17(a)	1.125%	10,000	10,000,149
12/08/17	1.125%	2,000	1,999,909
12/22/17	1.280%	2,000	2,000,466
(LIBOR 1 Month + 0.08%), 12/07/17(a)	1.313%	3,200	3,200,827
Federal Home Loan Bank Discount Notes
11/01/17	1.090%	14,000	14,000,000
11/08/17	1.020%	2,800	2,799,453
11/10/17	1.020%	15,000	14,996,111
11/13/17	1.020%	6,145	6,142,911
11/17/17	1.020%	10,000	9,995,111
11/27/17	1.020%	10,000	9,992,128
12/08/17	1.060%	10,000	9,988,489
12/12/17	1.060%	5,000	4,993,651
12/13/17	1.060%	20,000	19,975,676
12/15/17	1.060%	15,000	14,980,768
12/20/17	1.060%	10,000	9,985,708
12/28/17	1.060%	1,000	998,322
1/03/18	1.140%	17,876	17,843,101
1/05/18	1.140%	14,000	13,971,093
1/10/18	1.140%	7,000	6,984,511
1/12/18	1.140%	5,000	4,988,610
1/19/18	1.140%	10,806	10,779,109
Federal Home Loan Mortgage Corp. 1/12/18	0.750%	6,718	6,712,430

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PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

(LIBOR 1 Month + 0.04%), 11/13/17(a)	1.278%	$10,540	$10,540,802
Federal National Mortgage Association 12/20/17	0.875%	8,598	8,595,512
U.S. Treasury Bill 12/28/17	1.056%	20,000	19,967,779
U.S. Treasury Notes 12/31/17	0.750%	16,000	15,989,406
4/15/18	0.750%	10,000	9,978,741
11/30/17	0.875%	15,000	14,997,049

			515,370,764

Repurchase Agreements – 20.9%
Bank of America NA 1.06%, dated 10/31/17 due 11/01/17 in the amount of $30,000,883 (collateralized by $40,689,000 Resolution Funding Strip, 0.00% due 4/15/26 to 4/15/29, value $30,600,118)		30,000	30,000,000
Credit Suisse Holdings USA, Inc. 1.01%, dated 10/31/17 due 11/01/17 in the amount of $30,000,842 (collateralized by $31,330,000 U.S. Treasury Note, 1.125% due 7/31/21, value $30,601,951)		30,000	30,000,000
JPMorgan Securities LLC 1.05%, dated 10/31/17 due 11/01/17 in the amount of $25,000,929 (collateralized by $26,144,000 U.S. Treasury Note, 1.12% due 8/31/21, value $25,500,948)		25,000	25,000,200
Mizuho Securities USA, Inc. 1.05%, dated 10/31/17 due 11/01/17 in the amount of $30,000,875 (collateralized by $29,913,196 Federal National Mortgage Association, 3.50% due 9/01/47, value $30,600,000)		30,000	30,000,000

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Toronto-Dominion Bank NY 1.04%, dated 10/31/17 due 11/01/17 in the amount of $21,000,607 (collateralized by $21,648,200 U.S. Treasury Note, 1.75% due 9/30/22, value $21,420,009)	$21,000	$21,000,000

		136,000,200

Total Investments – 100.0% (cost $651,370,964)		651,370,964
Other assets less liabilities – 0.0%		302,202

Net Assets – 100.0%		$651,673,166

*	Represents annualized yield at date of reporting or stated coupon.

(a)	Floating Rate Security. Stated interest/floor rate was in effect at October 31, 2017.

Glossary:

FCPR – U.S. Federal Reserve Bank Loan Prime Rate

FedFundEffective – Federal Funds Effective Rate

LIBOR – London Interbank Offered Rates

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

October 31, 2017 (unaudited)

Assets
Investments in securities, at value (cost $651,370,964)	$651,370,964
Cash	279,470
Interest receivable	366,226

Total assets	652,016,660

Liabilities
Advisory fee payable	116,407
Custody fee payable	109,840
Offering expenses payable	24,414
Printing fee payable	24,217
Administrative fee payable	20,708
Transfer Agent fee payable	5,816
Payable for shares of beneficial interest redeemed	72
Accrued expenses	42,020

Total liabilities	343,494

Net Assets	$651,673,166

Composition of Net Assets
Shares of beneficial interest, at par	$651,707
Additional paid-in capital	651,024,665
Accumulated net realized loss on investment transactions	(3,206)

$651,673,166

Net Asset Value Per Share—27 billion shares of beneficial interest authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

1	$651,673,166	651,706,682	$1.00

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended October 31, 2017 (unaudited)

Investment Income
Interest		$3,553,581
Expenses
Advisory fee (see Note B)	$703,251
Distribution fee—Class 1	351,625
Transfer agency—Class 1	15,196
Custodian	86,280
Administrative	33,948
Registration fees	30,476
Amortization of offering expenses	24,414
Legal	22,776
Audit and tax	19,847
Trustees’ fees	12,210
Printing	11,219
Miscellaneous	27,452

Total expenses	1,338,694
Less: expenses waived and reimbursed by the Distributor (see Note C)	(351,625)

Net expenses		987,069

Net investment income		2,566,512

Realized Loss on Investment Transactions
Net realized loss on investment transactions		(500)

Net Increase in Net Assets from Operations		$2,566,012

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2017 (unaudited)	Year Ended April 30, 2017
Increase in Net Assets from Operations
Net investment income	$2,566,512	$1,470,793
Net realized loss on investment transactions	(500)	(961)

Net increase in net assets from operations	2,566,012	1,469,832
Dividends to Shareholders from
Net investment income
Class 1	(2,566,512)	(1,470,793)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	62,950,124	(36,811,264)

Total increase (decrease)	62,949,624	(36,812,225)
Net Assets
Beginning of period	588,723,542	625,535,767

End of period (including undistributed net investment income of $0 and $0, respectively)	$651,673,166	$588,723,542

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

October 31, 2017 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of eleven portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Government Reserves Portfolio (the “Portfolio”), a diversified portfolio. The Portfolio has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class T, Class 1 and Class 2 shares. Only Class 1 shares are currently being offered. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, which approximates market value. Under such method a portfolio instrument is valued at cost and any premium or discount is amortized or accreted, respectively, on a constant basis to maturity.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a

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NOTES TO FINANCIAL STATEMENTS (continued)

level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of October 31, 2017:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$515,370,764			$–0	–	$515,370,764
Repurchase Agreements		136,000,200		– 0	–		– 0	–	136,000,200

Total(a)		$136,000,200		$515,370,764		$	– 0	–	$651,370,964

(a)	There were no transfers between any levels during the reporting period.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

AllianceBernstein L.P. (the “Adviser”) established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Company’s Board of Directors (the “Board”), including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

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NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily and includes amortization of premiums and accretions of discounts as adjustments to interest income.

Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis.

5. Dividends and Distributions

The Portfolio declares dividends daily from net investment income and are paid monthly. Net realized gains distributions, if any, will be made at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

6. Repurchase Agreements

It is the Portfolio’s policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

7. Offering Expenses

Offering expenses of $30,517 have been deferred and are amortizing on a straight line basis over the period starting from September 22, 2017 to November 10, 2017.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Investment Advisory Agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .20% of the Portfolio’s average daily net assets. Prior to May 1, 2015, the Adviser waived its fees and bore certain expenses to the extent necessary to limit total operating expenses on an annual basis to .19% of daily average net assets for Class 1.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended October 31, 2017, the reimbursement for such services amounted to $33,948.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $11,700 for the six months ended October 31, 2017.

NOTE C

Distribution Services Agreement

The Portfolio has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class 1. Under the Agreement, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of 0.10% of the Portfolio’s average daily net assets attributable to Class 1 shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended October 31, 2017, the Distributor has voluntarily agreed to waive all of the distribution fees in the amount of $351,625 for Class 1 shares, limiting the effective annual rate to 0.00%.

NOTE D

Investment Transactions, Income Taxes and Distributions to Shareholders

At October 31, 2017, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions paid during the fiscal years ended October 31, 2017 and April 30, 2017 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$1,470,793	$88,185

Total distributions paid	$1,470,793	$88,185

As of April 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$(2,706	)(a)

Total accumulated earnings/(deficit)	$(2,706)

(a)	As of April 30, 2017, the Portfolio had a net capital loss carryforward of $2,706.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character

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NOTES TO FINANCIAL STATEMENTS (continued)

as either short-term or long-term capital losses. As of April 30, 2017, the Portfolio had a net short-term capital loss carryforward of $2,706 and a net long-term capital loss carryforward of $49 which may be carried forward for an indefinite period.

NOTE E

Transactions in Shares of Beneficial Interest

Transactions all at $1.00 per share, were as follows:

	Shares
	Six Months Ended October 31, 2017 (unaudited)	Year Ended April 30, 2017

Class 1
Shares sold	832,281,067	1,050,095,868

Shares issued in reinvestment of dividends	2,568,404	1,470,864

Shares redeemed	(771,899,347)	(1,088,377,996)

Net increase (decrease)	62,950,124	(36,811,264)

NOTE F

Risks Involved in Investing in the Portfolio

Money Market Fund Risk and Regulatory Developments—Money market funds are sometimes unable to maintain a net asset value (“NAV”) at $1.00 per share and, as it is generally referred to, “break the buck.” In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Portfolio’s shareholders should not rely on or expect an affiliate of the Portfolio to purchase distressed assets from the Portfolio, make capital infusions, enter into credit support agreements or take other actions to prevent the Portfolio from breaking the buck. In addition, significant redemptions by large investors in the Portfolio could have a material adverse effect on the Portfolio’s other shareholders. The Portfolio’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

Under recently adopted changes to Rule 2a-7, the Portfolio is permitted, but not required, at the discretion of the Portfolio’s Board, under certain circumstances of impaired liquidity of the Portfolio’s investments, to impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time. The Board has determined not to impose liquidity fees on, or suspend, redemptions under any circumstances.

Interest Rate Risk—Changes in interest rates will affect the yield and value of the Portfolio’s investments in short-term securities. A decline in interest rates will affect the Portfolio’s yield as these securities mature or are sold and the Portfolio purchases new short-term securities with lower

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NOTES TO FINANCIAL STATEMENTS (continued)

yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The Portfolio may be subject to heightened interest rate risk due to rising rates as the current period of historically low rates may be ending. The change in value of short-term securities is usually smaller than for securities with longer maturities.

Credit Risk—Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest or principal payments). If a counterparty to a repurchase agreement defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Portfolio might be delayed in selling the collateral. The Portfolio’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Portfolio from selling out of these securities at an advantageous time or price.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE G

Subsequent Events

On November 10, 2017, AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. (the “Acquiring Fund”) acquired the assets and assumed the liabilities of each of the AB Government Exchange Reserves and AB Government Reserves Portfolio, a series of AB Bond Fund, Inc. (each an “Acquired Fund” and, together, the “Acquired Funds”). On November 10, 2017, shareholders of the Acquired Funds received shares of the Acquiring Fund having an aggregate net asset value equal to the net asset value of shares held by the shareholder in the Acquired Fund. The Acquired Funds then ceased operations and were terminated.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that require disclosure in the Portfolio’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class 1
	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30,						May 6, 2013(a) to April 30, 2014
			2017		2016		2015

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(b)(c)	.0037		.0025		.0002		.0002		.0002
Net realized and unrealized gain (loss) on investment transactions	(.0001)		(.0000	)(d)	(.0000	)(d)	.0000	(d)	.0000	(d)

Net increase in net asset value from operations	.0036		.0025		.0002		.0002		.0002

Less: Dividends and Distributions
Dividends from net investment income	(.0036)		(.0025)		(.0002)		(.0002)		(.0002)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.0000	)(d)	(.0000	)(d)	– 0	–

Total dividends and distributions	(.0036)		(.0025)		(.0002)		(.0002)		(.0002)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(e)	.36%		.25%		.02%		.02%		.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$651,673		$588,724		$625,536		$449,515		$497,785
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.28	%^	.29%		.24%		.08%		.07	%^
Expenses, before waivers/reimbursements	.38	%^	.39%		.39%		.37%		.41	%^
Net investment income(b)	.73	%^	.25%		.02%		.02%		.02	%^

(a)	Commencement of operations.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Based on average shares outstanding.

(d)	Amount is less than $0.00005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

^	Annualized.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman John H. Dobkin(1)(2) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1)(2)	Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein(3), Senior Vice President and Independent Compliance Officer Raymond J. Papera, Vice President Maria R. Cona, Vice President Edward J. Dombrowski, Vice President	Lucas Krupa, Vice President Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.
2	Messrs Dobkin and Guzy are expected to retire on or about December 31, 2017.
3	Mr. Kirstein is expected to retire on or about December 31, 2017.

abfunds.com	AB GOVERNMENT RESERVES PORTFOLIO | 17

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Government Reserves Portfolio (the “Fund”) at a meeting held on November 1-3, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The

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material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

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Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class 1 Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class 1 Shares against a broad-based securities market index, in each case for the 1- and 3-year periods ended July 31, 2016 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had

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previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the fee rate for the Fund with those for two other AB Funds with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class 1 shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class 1 expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors

abfunds.com	AB GOVERNMENT RESERVES PORTFOLIO | 21

informed the Adviser that they would monitor the Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund1

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund1

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

International Growth Fund

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy; prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves.

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NOTES

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NOTES

abfunds.com	AB GOVERNMENT RESERVES PORTFOLIO | 25

NOTES

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NOTES

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NOTES

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AB GOVERNMENT RESERVES PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GR-0152-1017

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 27, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 27, 2017